Share Based Compensation- Summary Of Share Based Compensation Performance Shares Award Outstanding Activity (Detail) - Performance Shares [Member]	12 Months Ended
Dec. 31, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding as of December 31, 2021:	745,000
Issued	530,000
Forfeited/canceled	(145,000)
Awarded	0
Outstanding as of December 31 , 2022:	1,130,000